EQUIPMENT	12 Months Ended
Nov. 30, 2021
Disclosure Equipment Details Abstract
EQUIPMENT

12.  EQUIPMENT

	Computer Equipment	Vehicles	Total
	$	$	$
Cost
At November 30, 2019	93,962	—	93,962
Additions	—	43,303	43,303
At November 30, 2020	93,962	43,303	137,265
Disposals	(93,962)	—	(93,962)
At November 30, 2021	—	43,303	43,303

Depreciation:
At November 30, 2019	1,175	—	1,175
Additions	27,836	—	27,836
At November 30, 2020	29,011	—	29,011
Additions	19,485	12,991	32,476
Disposals	(48,496)	—	(48,496)
At November 30, 2021	—	12,991	12,991

Net book value:
At November 30, 2020	64,951	43,303	108,254
At November 30, 2021	—	30,312	30,312

No depreciation was taken on the vehicle during the year ended November 30, 2020 as it was purchased at the end of the fiscal year and not available for use. In December 2021, the Company disposed of the vehicle to the former CFO of the Company.

During the year ended November 30, 2021, the Company disposed of its computer equipment for no proceeds resulting in a loss on disposal of equipment of $45,466.